Commitments and Contingencies - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Litigation liabilities	¥ 0	¥ 0
Office Space And Staff Quarters [Member]
Lease expiration date	Dec. 31, 2022